Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue						$ 120
Operating expenses:
Research and development	$ 1,574	$ 1,012	$ 5,329	$ 3,233	5,126	6,367
General and administrative	2,619	953	6,140	3,245	4,101	3,870
Proceeds from sale of IP	(1,000)		(1,000)
Impairment						7,494
Total operating costs and expenses	3,193	1,965	10,469	6,478	9,227	17,731
Loss from operations	(3,193)	(1,965)	(10,469)	(6,478)	(9,227)	(17,611)
Interest (income)	(28)	(221)				(7)
Interest expenses			481	115	227	3,312
Loss (gain) on investment	137	(243)	317	(654)	(708)
Foreign exchange losses (gains), net	(51)	(32)	29	(118)	(62)	(80)
Fair value adjustment of derivative liabilities	(4,517)	104	(4,547)	(957)	(2,131)	(1,859)
Change in fair value of convertible debt		78	298	553	681
Net other (income) expenses	(4,459)	(314)	(3,422)	(1,061)	(1,993)	1,366
Net (loss) income for the period before tax benefit	1,266	(1,651)	(7,047)	(5,417)	(7,234)	(18,977)
Income tax benefit	406	691	1,061	1,520	2,161	4,577
Net (loss) income	1,672	(960)	(5,986)	(3,897)	(5,073)	(14,400)
Net loss attributable to non-controlling interests				(15)	(15)	(87)
Net (loss) income attributable to Allarity A/S common stockholders	$ 1,672	$ (960)	$ (5,986)	$ (3,882)	$ (5,058)	$ (14,313)
Basic and diluted net income (loss) per common share (in Dollars per share)	$ 0	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.03)	$ (0.23)
Weighted-average number of common shares outstanding, basic (in Shares)	387,652,549	186,230,830	288,984,065	150,650,949
Weighted-average number of common shares outstanding, diluted (in Shares)	397,201,067	194,948,069	299,740,036	159,368,188
Other comprehensive income (loss), net of tax:	$ 1,672	$ (960)	$ (5,986)	$ (3,897)
Weighted-average number of common shares outstanding, basic and diluted (in Shares)					172,723,125	63,407,230
Other comprehensive loss, net of tax:
Change in cumulative translation adjustment	(939)	1,130	(1,785)	1,212	$ 2,452	$ (465)
Change in fair value attributable to instrument specific credit risk			(9)	6	9
Total comprehensive gain (loss)	733	170	(7,780)	(2,679)	(2,612)	(14,865)
Less comprehensive gain (loss) attributable to non-controlling interests				(15)	(15)	(165)
Comprehensive income (loss) attributable to Allarity A/S common stockholders	$ 733	$ 170	$ (7,780)	$ (2,664)	$ (2,597)	$ (14,700)